AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          SEPARATE ACCOUNT V (ENCORE!)
                   Supplement to Prospectus dated May 1, 1997

The prospectus is amended at pages 6, 9, 21, 29 and Appendix A to disclose that the current mortality and expense risk charge is charged at an annual rate of
 .70% for policy years 1 - 4, .45% for policy years 5 - 20, and .30% for the years thereafter; and the total daily charge for mortality and expense risks and administrative expenses is at an annual rate of .70% for policy years 1 - 20, and .45% for the years thereafter. The maximum charge is 1.15%.

The prospectus is further amended at page 32, under the section "Distribution of the Policies," to disclose that during the first Policy Year, the commission may equal an amount up to 95% of the first year target premium paid plus the first year cost of any riders and 2% for premiums paid in excess of the first year target premium.

Appendix A, appearing at pages 57 - 61 of the prospectus, is amended by replacing current Appendix A, in its entirety, with the following revised Appendix A.

APPENDIX A

ILLUSTRATIONS OF DEATH BENEFITS AND CASH VALUES

The following tables illustrate how the cash values and death benefits of a Policy may change with the investment experience of the Fund. The tables show how the cash values and death benefits of a Policy issued to an Insured of a given age and specified underwriting risk classification who pays the given premium at issue would vary over time if the investment return on the assets held in each portfolio of the Funds were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables on pages 58 through 61 illustrate a Policy issued to a male, age 45, under a Preferred rate non-tobacco underwriting risk classification. This policy provides for a standard tobacco use and non-tobacco use, and preferred non-tobacco classification and different rates for certain specified amounts. The cash values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual policy years, or if the Insured were assigned to a different underwriting risk classification.

The second column of the tables shows the accumulated value of the premiums paid at 5%. The following columns show the death benefits and the cash values for uniform hypothetical rates of return shown in these tables. The tables on pages 58 and 60 are based on the current cost of insurance rates, current expense deductions and the maximum percent of premium loads. These reflect the basis on which AVLIC currently sells its Policies. The maximum allowable cost of insurance rates under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables (Smoker is referenced for tobacco use rates; Non-Smoker is referenced for non-tobacco use rates). Since these are recent tables and are split to reflect tobacco use and sex, the current cost of insurance rates used by AVLIC are at this time equal to the maximum cost of insurance rates for many ages. AVLIC anticipates reflecting future improvements in actual mortality experience through adjustments in the current cost of insurance rates actually applied. AVLIC also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premiums of loads and other expense deductions. The death benefits and cash values shown in the tables on pages 59 and 61 are based on the assumption that the maximum allowable cost of insurance rates as described above and maximum allowable expense deductions are made throughout the life of the Policy.

The amounts shown for the death benefits, surrender values and accumulation values reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the Funds as a result of expenses paid by the Fund and charges levied against the Subaccounts. The values shown take into account an average of the daily management fee paid by each portfolio available for investment (the equivalent to an annual rate of
 .69% of the aggregate average daily net assets of the Fund), the other expenses incurred by the Fund (.20%), and the daily charge by AVLIC to each Subaccount for assuming mortality and expense risks and administrative expenses (which is equivalent to a charge at an annual rate of .70% for policy years 1-20 and .45% thereafter on pages 58 and 60 and at an annual rate of 1.15% on pages 59 and 61 of the average net assets of the Subaccounts). The Investment Advisor or other affiliates of the various funds have agreed to reimburse the portfolios to the extent that the aggregate operating expenses (certain portfolio's may exclude certain items) were in excess of an annual rate of 1.00% for the High Income, Contrafund and Asset Manager: Growth Portfolios, 1.50% for the Equity-Income, Growth and Overseas Portfolios, .80% for the Investment Grade Bond Portfolio, 1.25% for the Asset Manager Portfolio, .28% for the Index 500 Portfolio, 1.25% for the Alger American Income and Growth and Alger American Balanced Portfolio; 1.50% for the Alger American Small Capitalization, Alger American Mid-Cap Growth, Alger American Leveraged All Cap, and Alger American Growth Portfolios; 1.75% for the Morgan Stanley Emerging Markets Equity, 1.20% for the Morgan Stanley Asian Equity, 1.15% for the Morgan Stanley Global Equity and Morgan Stanley International Magnum, 1.10% for the Morgan Stanley U.S. Real Estate Portfolios of daily net assets. MFS has agreed to bear expenses for each series, subject to reimbursement by each series, such that each series "Other Expenses" shall not exceed .25% of the average daily net assets of the series during the current fiscal year. These agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return. The illustrated gross annual investment rates of return of 0%, 6%, and 12% were computed after deducting fund expenses and correspond to approximate net annual rates of -1.59%, 4.41%, and 10.41% respectively, for years 1-20 and -1.34%, 4.66%, and
10.66% for the years thereafter respectively, on pages 58 and 60 and -2.04%, 3.96%, and 9.96% respectively, on pages 59 and 61.

The hypothetical values shown in the tables do not reflect any charges for Federal Income tax burden attributable to the Account, since AVLIC is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the death benefits and values illustrated. (See Federal Tax Matters, page 32.)

The tables illustrate the policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to the Account, and if no policy loans have been made. The tables are also based on the assumptions that the policyowner has not requested an increase or decrease in the initial Specified Amount, that no partial withdrawals have been made, and that no more than fifteen transfers have been made in any policy year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insured were female, a tobacco user, in substandard risk classification, or were another age, or if a higher or lower premium was illustrated.

Upon request, AVLIC will provide comparable illustration based upon the proposed Insured's age, sex and underwriting classification, the Specified Amount, the death benefit option, and planned periodic premium schedule requested, and any available riders requested. In addition, upon client request, illustrations may be furnished reflecting allocation of premiums to specified Subaccounts. Such illustrations will reflect the expenses of the portfolio in which the Subaccount invests.

                                                                    ENCORE!   57

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $6000
                                      INITIAL SPECIFIED AMOUNT: $500000
                                            DEATH BENEFIT OPTION: A

                           USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.59% Net)                   ( 4.41% Net)                     (10.41% Net)
                         -----------------------------     --------------------------     --------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -----      -----    -------
    1           6300        4416          0      500000      4722          0     500000      5028          0    500000
    2          12915        8655       1940      500000      9543       2828     500000     10470       3755    500000
    3          19860       12719       6004      500000     14468       7753     500000     16367       9652    500000
    4          27153       16610       9895      500000     19502      12787     500000     22772      16057    500000
    5          34811       20329      13614      500000     24649      17934     500000     29737      23022    500000
    6          42852       23879      17836      500000     29917      23874     500000     37328      31284    500000
    7          51294       27256      21884      500000     35306      29934     500000     45606      40234    500000
    8          60159       30466      25766      500000     40827      36127     500000     54655      49954    500000
    9          69467       33506      29477      500000     46483      42454     500000     64555      60526    500000
   10          79240       36375      33017      500000     52278      48921     500000     75402      72044    500000

   15         135944       48076      48076      500000     83546      83546     500000    148001     148001    500000
   20         208315       54376      54376      500000    118585     118585     500000    266480     266480    500000

 Ages
   60         135944       48076      48076      500000     83546      83546     500000    148001     148001    500000
   65         208315       54376      54376      500000    118585     118585     500000    266480     266480    500000
   70         300680       49325      49325      500000    154856     154856     500000    469187     469187    544257
   75         418564       22557      22557      500000    185852     185852     500000    816053     816053    873177

1) Assumes an annual $6000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


58     ENCORE!

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $6000
                                      INITIAL SPECIFIED AMOUNT: $500000
                                            DEATH BENEFIT OPTION: A

                           USING MAXIMUM ALLOWABLE SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-2.04% Net)                   ( 3.96% Net)                     ( 9.96% Net)
                         -----------------------------     --------------------------     --------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------     ------    -------
    1           6300        4416          0      500000      4722          0     500000      5028          0     500000
    2          12915        8042       1327      500000      8908       2193     500000      9812       3097     500000
    3          19860       11491       4776      500000     13155       6440     500000     14968       8253     500000
    4          27153       14734       8019      500000     17436      10721     500000     20503      13788     500000
    5          34811       17758      11043      500000     21735      15020     500000     26441      19726     500000
    6          42852       20559      14516      500000     26044      20001     500000     32819      26775     500000
    7          51294       23110      17738      500000     30337      24965     500000     39652      34280     500000
    8          60159       25384      20684      500000     34581      29881     500000     46963      42262     500000
    9          69467       27360      23331      500000     38753      34724     500000     54780      50751     500000
   10          79240       29002      25644      500000     42808      39451     500000     63129      59771     500000

   15         135944       31280      31280      500000     60192      60192     500000    114361     114361     500000
   20         208315       19566      19566      500000     67704      67704     500000    187183     187183     500000

 Ages
   60         135944       31280      31280      500000     60192      60192     500000    114361     114361     500000
   65         208315       19566      19566      500000     67704      67704     500000    187183     187183     500000
   70         300680          0*         0*          0*     51765      51765     500000    295923     295923     500000
   75         418564          0*         0*          0*        0*         0*         0*    481266     481266     514954

* In the absence of an additional premium the Policy would lapse.

1) Assumes an annual $6000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                                   ENCORE!    59

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $20000
                                      INITIAL SPECIFIED AMOUNT: $500000
                                            DEATH BENEFIT OPTION: B

                           USING CURRENT SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-1.59% Net)                   ( 4.41% Net)                     (10.41% Net)
                         -----------------------------     --------------------------     --------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------    ------    -------
    1          21000       17698      10983      517698     18814      12099     517698     19930     13215     519930
    2          43050       34996      28281      534996     38335      31620     534996     41809     35094     541809
    3          66202       51896      45181      551896     58590      51875     551896     65834     59119     565834
    4          90512       68404      61689      568404     79610      72895     568404     92229     85514     592229
    5         116038       84521      77806      584521    101426      94711     584521    121236    114521     621236
    6         142840      100253      94210      600253    124070     118027     600253    153125    147081     653125
    7         170982      115597     110225      615597    147571     142199     615597    188187    182815     688187
    8         200531      130564     125864      630564    171971     167271     630564    226758    222057     726758
    9         231557      145150     141121      645150    197300     193271     645150    269192    265163     769192
   10         264135      159357     155999      659357    223592     220235     659357    315886    312529     815886
   15         453149      224698     224698      724698    370863     370863     724698    630278    630278    1130278
   20         694384      279670     279670      779670    547497     547497     779670   1139165   1139165    1639165

 Ages
   60         453149      224698     224698      724698    370863     370863     724698    630278    630278    1130278
   65         694384      279670     279670      779670    547497     547497     779670   1139165   1139165    1639165
   70        1002268      321188     321188      821188    769646     769646     821188   2003562   2003562    2503562
   75        1395214      337185     337185      837185   1025850    1025850     837185   3426273   3426273    3926273

1) Assumes an annual $20000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


60   ENCORE!

ILLUSTRATION OF POLICY VALUES
AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                            ENDOWMENT AT AGE 100

Male Issue Age: 45                            Nontobacco                                   Preferred Underwriting Class

                                    PLANNED PERIODIC ANNUAL PREMIUM: $20000
                                      INITIAL SPECIFIED AMOUNT: $500000
                                            DEATH BENEFIT OPTION: B

                           USING MAXIMUM ALLOWABLE SCHEDULE OF COST OF INSURANCE RATES

                              0% Hypothetical Gross           6% Hypothetical Gross         12% Hypothetical Gross
                             Annual Investment Return       Annual Investment Return       Annual Investment Return
                                 (-2.04% Net)                   ( 3.96% Net)                     ( 9.96% Net)
                         -----------------------------     --------------------------     ---------------------------
           Accumulated
 End Of    Premiums At    Accumu-     Cash                 Accumu-     Cash              Accumu-     Cash
 Policy    5% Interest     lation   Surrender    Death     lation    Surrender   Death    lation   Surrender   Death
  Year      Per Year       Value      Value     Benefit     Value      Value    Benefit   Value      Value    Benefit
  ----      --------       -----      -----     -------     -----      -----    -------   -------    ------    -------
    1          21000       17614      10899      517614     18730      12015     518730     19847     13132     519847
    2          43050       33991      27276      533991     37286      30571     537286     40717     34002     540717
    3          66202       49891      43176      549891     56430      49715     556430     63515     56800     563515
    4          90512       65314      58599      565314     76174      69459     576174     88420     81705     588420
    5         116038       80249      73534      580249     96522      89807     596522    115624    108909     615624
    6         142840       94698      88655      594698    117487     111444     617488    145343    139299     645342
    7         170982      108636     103264      608636    139061     133689     639061    177791    172419     677791
    8         200531      122038     117338      622038    161228     156528     661228    213204    208503     713204
    9         231557      134887     130858      634887    183984     179955     683984    251846    247817     751846
   10         264135      147148     143790      647148    207306     203949     707306    293991    290634     793992

   15         453149      198864     198864      698864    331912     331912     831912    569354    569354    1069354
   20         694384      231132     231132      731132    466728     466728     966728    993166    993166    1493166

 Ages
   60         453149      198864     198864      698864    331912     331912     831912    569354    569354    1069354
   65         694384      231132     231132      731132    466728     466728     966728    993166    993166    1493166
   70        1002268      235504     235504      735504    602030     602030    1102030   1642058   1642058    2142058
   75        1395214      198788     198788      698788    719818     719818    1219818   2632615   2632615    3132615

1) Assumes an annual $20000 premium is paid at the beginning of each policy year. Values would be different if premiums with a different frequency or in different amounts.

2) Assumes that no policy loan has been made. Excessive loans or withdrawals may cause this policy to lapse because of insufficient cash value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED,
PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY AVLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                     ENCORE!  61